                                    SAMARNAN
                             INVESTMENT CORPORATION

                               MID-YEAR REPORT TO
              SHAREHOLDERS FOR THE SIX MONTHS ENDED JUNE 30, 2002

                        SAMARNAN INVESTMENT CORPORATION
                   P.O. BOX 651 / CLEBURNE, TEXAS 76033-0651

                        SAMARNAN INVESTMENT CORPORATION
                        Report of Shareholders' Meeting


     THE ANNUAL MEETING OF THE SHAREHOLDERS OF SAMARNAN INVESTMENT CORPORATION was held on April 23, 2002 for the purposes of (1) electing seven directors to serve until the next annual meeting of shareholders and until their successors are duly elected and qualified, and (2) to ratify or reject the selection of Cheshier & Fuller, L.L.P. as the independent certified public accountants of the Company for the current fiscal year. The results of the voting on these matters are shown below:

                                                     Withheld/          Broker
      Proposal                       Votes For      Abstentions        Non-Votes
      --------                       ---------      -----------        ---------
(1) Election of Directors
        Nancy Walls Devaney          1,166,107        33,350             2,311
        Joseph A. Monteleone         1,166,107        33,350             2,311
        Martha Walls Murdoch         1,166,107        33,350             2,311
        Steve Sikes                  1,165,907        33,550             2,311
        Roland Walden                1,166,107        33,350             2,311
        George S. Walls, Jr          1,165,882        33,575             2,311
        Tolbert F. Yater III         1,166,107        33,350             2,311

(2) Ratification of
        Cheshire & Fuller, L.L.P     1,199,432            25             2,311

                                            Total Shares Outstanding 1,201,768

                        SAMARNAN INVESTMENT CORPORATION
                      Statement of Assets and Liabilities
                                 June 30, 2002

Assets:
   Cash                                                             $   173,593
   Investments in securities at market (cost, net of
      amortization of bond premiums $16,314,390)                     17,798,907
      Accrued interest and dividends receivable                         144,961
                                                                    -----------

         Total Assets                                                18,117,461

Liabilities:
   Accounts payable                                                      22,541
                                                                    -----------

         Total Liabilities                                               22,541
                                                                    -----------

         Net assets applicable to outstanding capital
            shares, equivalent to $15.06 per share                  $18,094,920
                                                                    ===========

Source of Net Assets:
   Capital shares - authorized 2,000,000 shares of
      $1.00 par value; outstanding 1,201,768 shares                 $ 1,201,768
   Unrealized appreciation of investments                             1,484,518
   Undistributed net investment income                                  690,936
   Undistributed capital gain                                        (1,088,611)
   Retained earnings at April 29, 1978, commencement
      of operations as an investment company                         15,806,309
                                                                    -----------
                                                                    $18,094,920
                                                                    ===========

                        SAMARNAN INVESTMENT CORPORATION
                            Statements of Operations
                    Six Months Ended June 30, 2002 and 2001

                                                                 2002         2001
                                                              ----------   ----------
Investment Income:
  Interest                                                    $  284,136   $  294,676
  Dividends                                                       66,560       69,894
                                                              ----------   ----------
  Total income                                                   350,696      364,570
                                                              ----------   ----------
  Expenses:
     Advisory fees                                                39,846       40,574
     Legal & professional                                         21,406       33,206
     Audit fee                                                    14,000       14,000
     Director fees                                                 3,900        4,200
     Custodian fee                                                 6,000        6,000
     Administrative fee                                            3,578       10,035
     Franchise tax                                                   820            0
     Office & printing                                             2,020        1,979
                                                              ----------   ----------
       Total expenses                                             91,570      109,994
                                                              ----------   ----------
       Net investment income                                     259,126      254,576
                                                              ----------   ----------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) from security transactions:
     (excluding short-term securities)
     Proceeds from sales                                       2,602,647    2,371,906
     Cost of securities sold, net of amortization of bond
      premiums                                                 2,703,058    2,336,166
                                                              ----------   ----------
       Net realized gain (loss)                                 (100,411)      35,740
                                                              ----------   ----------
  Unrealized appreciation of investments:
     Beginning of period                                         890,150    1,261,320
     End of period                                             1,484,518      981,496
                                                              ----------   ----------
     Increase (decrease) in unrealized appreciation              594,368     (279,824)
                                                              ----------   ----------
     Net realized and unrealized gain (loss) on investment       493,957     (244,084)
                                                              ----------   ----------
     Net increase (decrease) in net assets resulting from
      operations                                              $  753,083   $   10,492
                                                              ==========   ==========
Total expenses as a percentage of total investment income           26.1%        30.2%
                                                              ==========   ==========

                     See accompanying accountant's report.

                        SAMARNAN INVESTMENT CORPORATION
                       Statement of Changes in Net Assets
                    Six Months Ended June 30, 2002 and 2001


                                                      2002          2001
                                                  -----------    -----------
Investment activities:
     Net investment income                        $   259,126    $   254,575
     Net realized gain (loss) from security
       transactions                                  (100,410)        35,740
     Increase (decrease) in unrealized
       appreciation of investments                    594,368       (279,824)
                                                  -----------    -----------
          Increase (decrease) in net assets
            from investment activities                753,084         10,491
                                                  -----------    -----------
Dividends and distributions to shareholders:
     Net investment income                           (288,424)      (312,460)
     Capital gains                                          0              0
                                                  -----------    -----------
          Decrease in net assets from dividends
            and distributions to shareholders        (288,424)      (312,460)
                                                  -----------    -----------
     Increase (decrease) in net assets                464,660       (301,969)

Net assets:
     Beginning of period                           17,630,261     18,452,838
                                                  -----------    -----------
     End of period                                $18,094,921    $18,150,869
                                                  ===========    ===========

                     See accompanying accountant's report.

                        SAMARNAN INVESTMENT CORPORATION
                            Investment in Securities
                                 June 30, 2002


                                   Principal
                                     Amount
                                   or Shares       Cost        Value
                                   ---------      -------     -------
Alcoa, Inc.                             4200      132,075     139,230
American Express                        3600      129,951     130,752
Apache Corp.                            2860      108,617     164,393
Apple Computer                          6400      129,696     113,408
Bard CR Inc                             1300       72,566      73,554
Bellsouth Inc                           2100       68,103      66,150
Bowater, Inc.                           2700      131,913     146,799
Caterpillar, Inc.                       2700      136,370     132,165
Citigroup, Inc.                         3099      125,175     120,086
Conagra, Inc.                           5700      134,857     157,605
DPL, Inc.                               5100      123,192     134,895
Dean Foods Co.                          4400      125,479     164,120
Disney Co. Holding                      6100      132,974     115,290
Doral Financial Corp.                   4100      124,787     136,899
Du Pont                                 1500       66,700      66,600
A G Edwards                             3200      129,264     124,384
Exxon Mobil Corp.                       3300      128,323     135,036
First Tenn. National Corp.              3700      132,200     141,710
Hartford Financial Svcs.                2100      128,567     124,887
Hewlett-Packard Co                      7465      129,412     114,065
IBM                                     1700      152,176     122,400
Kerr McGee Corp.                        2300      121,137     123,165
Lennar Corp.                            2500      128,225     153,000
M & T Bank                              1600      119,220     137,216
Met Life, Inc.                          4600      112,179     132,480
Nabors Industries                       3900      117,997     140,985
Noble Drilling Corp.                    3800      118,074     146,680
Progress Energy, Inc.                   2806       87,648     145,940
Prudential Financial                    4200      129,654     140,112
Rockwell Collins Inc.                   6600      122,990     180,972
Ryder System Inc.                       4500       84,814     121,905
Sears Roebuck & Co.                     2900      108,697     157,470
Trigon Healthcare Inc.                  1900      124,480     191,102
United Technologies Corp.               1900      119,313     129,010
Verizon Comm                            3200      159,119     128,480
Wellpoint Health Network                2000       71,744     155,620


                     See accompanying accountant's report.

                        SAMARNAN INVESTMENT CORPORATION
                           Investments in Securities
                                 June 30, 2002


                                             Principal
                                              Amount
                                             of Shares           Cost              Value
                                             ---------         --------          ---------
XTO Energy Corp.                                 7400           121,977           152,440
White Mountains Ins. Group                        400           134,513           126,600
REITS -- Apt. Invt & Mgmt                        2700           109,286           132,840
         Archstone Smith Tr.                     5000           133,082           133,500
         Equity Office Prop.                     4300           112,595           129,430
         Equity Residential Prop.                4700           103,708           135,125
         Health Care Property                    3200           106,779           137,280
         Host Marriott                          12800           122,268           144,640
         Kimco Realty                            4100           105,641           137,309
         Prologis TR                             5900           116,770           153,400
         Simon Property Group                    4400           101,124           162,096
         Vornado Realty                          3000           103,096           138,600
Brazos Mutual Fund                             16.024           300,000           261,993
                                                             ----------        ----------
  Total Common Stocks                                        $5,938,607        $6,753,818
                                                             ==========        ==========

                     See accompanying accountant's report.

                        SAMARNAN INVESTMENT CORPORATION
                           Investments in Securities
                                 June 30, 2002

                                            Principal
                                             Amount
                                            or Shares       Cost         Value
                                            ---------      -------      -------
Upland, CA Community
   4.650% due 12/01/03                       150,000       149,621      153,050
Alaska State Housing Finance Corp.
   5.900% due 12/01/04                       600,000       608,184      638,724
Summerville GA
   4.500% due 1/01/05                        250,000       250,720      256,163
Mohoning, OH Healthcare
   4.000% due 03/31/05                       125,000       125,000      125,000
Box Elder, UT-G.O.
   5.150% due 06/15/05                       150,000       149,625      155,071
Chicago, IL-Wastewater Rev.
   5.400% due 01/01/06                       500,000       495,000      540,565
North Miami Health Fac. Rev. Catholic
   5.300% due 08/15/06                       200,000       198,468      219,140
Clark County, NV-School District
   5.500% due 06/15/07                       800,000       790,536      862,432
North Miami Health Fac. Rev. Catholic
   5.400% due 08/15/07                       375,000       371,933      414,221
Alabama CLG & Univ. Tuskegee
   5.500% due 09/01/07                       500,000       500,000      544,960
Wisconsin Health & Education-Sinai
   5.500% due 08/15/08                       600,000       592,248      652,842
Missouri State Health
   5.550% due 02/01/09                       200,000       198,302      214,448
Goodhue City, MN EDA Lease
   5.600% due 02/01/09                       285,000       285,000      300,051
Summerville GA Pub.
   5.000% due 1/01/11                         75,000        74,318       77,315
Illinois Health Fac. Auth.
   6.000% due 02/15/11                       500,000       497,580      529,835
Harmony, MN MFHR-Zedakah Found.
   5.700% due 03/01/11                       260,000       260,000      279,141


                     See accompanying accountant's report.

                        SAMARNAN INVESTMENT CORPORATION
                           Investments in Securities
                                 June 30, 2002

                                  Principal
                                    Amount
                                  or Shares         Cost           Value
                                  ---------      -----------    -----------

Colorado Ed. & Cultural
     5.250% due 4/01/11            140,000           138,667        142,766
Harmony, MN MFHR-Zakakah Found.
     5.700% due 09/01/11           265,000           265,000        284,509
Bexar County, TX Housing
     5.625% due 12/01/11           210,000           210,000        216,487
Volusia City Health Fac.
     6.000% due 06/01/12           600,000           608,300        638,880
Illinois Dev Fin Auth
     5.700% due 7/01/12            190,000           190,000        194,030
Montgomery County, PA IDA
     5.625% due 11/15/12           500,000           480,920        523,915
Latrobe, PA IDA
     5.375% due 5/01/13            250,000           252,461        258,280
Fairburn Combined Utilities
     5.375% due 10/01/13           250,000           247,135        261,225
Indiana St. Edl. Facs
     5.400% due 10/01/13           150,000           148,107        151,922
Louisiana Housing Fin. Agency
     6.000% due 09/01/15           670,000           670,000        721,094
Illinois Health Fac.
     5.120% due 12/01/15           250,000           246,390        242,711
Colorado Ed. & Cultural
     5.750% due 6/01/16             98,530            98,530         99,177
Florida Housing Fin. Corp.
     6.000% due 10/01/19           430,000           430,000        434,816
Colorado Ed. & Cultural
     6.875% due 12/15/20           250,000           246,630        262,087
Golden Valley,MN Rev.
     5.500% due 12/01/25           300,000           297,108        291,909
Lucas Cnty Ohio
     4.100% due 3/01/27            300,000           300,000        300,651
                                                 -----------    -----------
   Total municipal bonds                         $10,375,783    $10,987,417
                                                 -----------    -----------
   Total                                         $16,314,390    $17,741,235
                                                 ===========    ===========

                      See accompanying accountant's report

                        SAMARNAN INVESTMENT CORPORATION
         REPORT TO SHAREHOLDERS FOR THE SIX MONTHS ENDED JUNE 30, 2002






--------------------------------------------------------------------------------

WHEATLEY, FOWLER & LEE, P.C.
Certified Public Accountants

----------------------------                            214 North Ridgeway Drive
                                                        P.O. Box 134
Jerry D. Wheatley, CPA                                  Cleburne, Texas 76033
Matthew F. Fowler, CPA                                  Tel: (817) 641-7881
W. Richard Lee, CPA                                     Fax: (817) 641-7884

The Board of Directors
Samarnan Investment Corporation
Cleburne, Texas 76033

The accompanying statements of assets and liabilities of Samarnan Investment Corporation as of June 30, 2002 and June 30, 2001, and the portfolio of investment securities were not audited by us, and, accordingly, we do not express an opinion on them.

We are not independent with respect to Samarnan Investment Corporation


/s/ Wheatley, Fowler & Lee, P.C.

Wheatley, Fowler & Lee, P.C.
July 19, 2002



--------------------------------------------------------------------------------

                        SAMARNAN INVESTMENT CORPORATION
         P.O. BOX 651 / CLEBURNE, TEXAS 76033-0651 / TEL: 817.645-2108
    FAX: 817.641-7884 / EMAIL: samarnan@aol.com / INTERNET: www.samarnan.com
                                                        (UNDER CONSTRUCTION)



BOARD OF DIRECTORS                           LEGAL COUNSEL
     Nancy Walls Devaney                          Richard S. Whitesell, Jr.
     Joe Monteleone                               4211 Arcady Avenue
     Martha Walls Murdoch                         Dallas, Texas 75205
     Steve Sikes
     Roland Walden                           INDEPENDENT AUDITORS
     Sam Walls                                    Cheshier & Fuller, L.L.P.
     Tommy Yater                                  14175 Proton Road
                                                  Dallas, Texas 75244
OFFICERS
     Sam Walls, President                    INVESTMENT ADVISORS
     Nancy Devaney, Vice President                Voyageur Asset Management Inc.
     Jerry Wheatley, Secretary/Treasurer          Suite 4300
                                                  90 South Seventh Street
CUSTODIAN                                         Minneapolis, Minnesota 55402
     Westwood Trust
     300 Crescent Court, Suite 1300               Westwood Management Corp.
     Dallas, Texas 75201                          300 Crescent Court, Suite 1300
                                                  Dallas, Texas 75201

                                             REGISTRAR AND TRANSFER AGENT
Registered shareholders (shares held             Securities Transfer Corporation
in your name) with questions regarding           2591 Dallas Parkway, Suite 102
your account such as change of name or           Frisco, Texas 75034
address or lost certificates should              Telephone: 469.633-0101
contact the stock transfer agent as              Fax: 469.633-0088
shown at the right.                              http://www.stctransfer.com


SAMARNAN INVESTMENT CORPORATION is registered under the Investment Company Act of 1940 as a diversified, closed-end management company.

Copies of the Company's Annual Report to Shareholders and the Mid-Year Report to Shareholders are available upon written requests to the Secretary at the Company's mailing address shown above.

                                    SAMARNAN
                             INVESTMENT CORPORATION
                   P.O. BOX 651 / CLEBURNE, TEXAS 76033-0651

                                MID YEAR REPORT
                                 JUNE 30, 2002